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            [KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP LETTERHEAD]


November 24, 2006

VIA EDGAR AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20949

Re: Eaton Vance Tax-Managed Diversified Equity Income Fund (the "Fund") (f.k.a. Eaton Vance Tax-Managed Premium and Dividend Income Fund) File Nos. 333-129692 and 811-21832

Dear Mr. Di Stefano:

         Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Diversified Equity Income Fund (f.k.a. Eaton Vance Tax-Managed Premium and Dividend Income Fund) is Pre-Effective Amendment No. 2 to the Fund's initial registration statement on Form N-2 relating to the Registrant's initial issuance of common shares of beneficial interest filed with the Securities and Exchange Commission ("Commission") on November 15, 2005 (the "Registration Statement"). As referenced in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed on October 24, 2006, the Fund has changed its name to Eaton Vance Tax-Managed Diversified Equity Income Fund.

         A total registration fee of $321,000 is being filed with Pre-Effective Amendment No. 2 to the Fund's Registration Statement. The registration fee has been wired through the FEDWIRE system to the Commission's account at Mellon Bank. Pre-Effective Amendment No. 2 transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

         Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1. The remaining responses are addressed in Pre-Effective Amendment No. 2. We are aware that the Commission staff (the "Staff") prefers to establish a formal record of correspondence with registrants. Accordingly, please find the Fund's formal responses to your comments below.

         Included with Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 10:00 a.m. on Monday November 27, 2006.


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PROSPECTUS

COVER

COMMENT 1: Please confirm that Eaton Vance will not recoup from the Fund any offering or organization cost reimbursements it makes to the Fund. Please include the reimbursement agreement as an exhibit to the registration statement.

RESPONSE 1: Eaton Vance confirms that it will not recoup offering and organization cost reimbursements from the Fund. The organizational and expense reimbursement agreement will be filed as Exhibit (k)(6) to Pre-Effective Amendment No. 2.

COMMENT 2: Please confirm that the disclosure of the Fund's lack of trading history and attendant risks, and all remaining disclosure required by Item 1.1.i of Form N-2 will appear on the outside front cover page and will be prominent. Please be sure to disclose that closed-end funds have a tendency to trade frequently at a discount from net asset value and the risk of loss this creates for investors purchasing shares in the initial public offering. See Item 1.1.i. of Form N-2.

RESPONSE 2: The Fund confirms that the subject disclosure appears in a prominent place on the outside cover page in Pre-Effective Amendment No. 1 and will remain in such place for Pre-Effective Amendment No. 2.

COMMENT 3: Please make more prominent the disclosure that the Fund will seek to generate current earnings from option premiums and, to a lesser extent, from dividends on stocks held.

RESPONSE 3: The Fund notes this comment and the following response is substantially identical to a comment and response made in connection with recent offerings of Eaton Vance Tax-Managed Buy-Write Opportunities Fund and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund. In response to the Staff's comment, a revised version of this sentence as follows appears in bold face and has been moved to appear as the first sentence of the third paragraph under the heading "Portfolio contents".

                "THE FUND SEEKS TO GENERATE CURRENT EARNINGS FROM
               DIVIDENDS AND FROM OPTION PREMIUMS ON STOCKS HELD."

COMMENT 4: Since the name of the Fund suggests investment in dividend producing income securities and writing options, please disclose that the Fund has a policy to invest at least 80% of the value of its assets in dividend producing income securities and written call options.

RESPONSE 4: As noted above, and as reflected in Pre-Effective Amendment No. 1, the Fund has changed its name to Eaton Vance Diversified Equity Income Fund. This name change was discussed in telephone conference between Frederick Marius of Eaton Vance and Vincent Di Stefano of the Staff. In connection with the name change, the Fund has adopted the following 80% investment policy. Mr. Di Stefano agreed that this policy is responsive to the Staff's comment as applied to the new name. This policy replaces the Fund's prior policy of investing at least 80% of its assets in common stocks and in Pre-Effective Amendment No. 1 appears in all of the same places on the cover, in the summary and in the body of the prospectus as the prior policy. Pre-Effective Amendment No. 1 also contains a statement that this policy may only be changed following 60 days prior written notice to shareholders.

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              "UNDER NORMAL MARKET CONDITIONS, THE FUND WILL
              INVEST AT LEAST 80% OF ITS TOTAL ASSETS IN A
              COMBINATION OF 1) DIVIDEND- PAYING COMMON STOCKS AND 2) COMMON STOCKS THE VALUE OF WHICH IS SUBJECT TO COVERED WRITTEN INDEX CALL OPTIONS."

COMMENT 5: In light of the constraints of the straddle rule, please explain in plain English how the indices on which the Fund will write call options will "collectively approximate the characteristics of its common portfolio." Please also render in plain English the statement that the Fund "intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis."

RESPONSE 5: To avoid being subject to the "straddle rules" under federal income tax law, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each Index to less than 70% on an ongoing basis. Statements to this effect are included in the following sections of the prospectus: Summary, fifth and ninth paragraphs under "Investment Objectives and Strategies;" fifth and eighth paragraphs under "Investment Selection Strategies;" in sub-sections "Risk of selling index call options" and "Tax Risk" of "Special Tax Considerations;" Body, under the heading "Primary Investment Policies," third paragraph of sub-section "General Composition of the Fund," fifth paragraph under sub-section "Investment Strategy," second paragraph under sub-section "Tax-managed investing;" and Body, under the heading "Risk Considerations," sub-section "Tax risk." The Fund notes that identical comments were made by the Staff with respect to the offerings of Eaton Vance Tax-Managed Buy-Write Opportunities Fund and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund and disclosure was revised in response to such comments and the Fund's response is substantially identical to the responses made in those instances.

              "TO AVOID BEING SUBJECT TO THE "STRADDLE RULES" UNDER FEDERAL INCOME TAX LAW, THE FUND INTENDS TO LIMIT THE OVERLAP BETWEEN ITS STOCK HOLDINGS (AND ANY SUBSET THEREOF) AND EACH INDEX ON WHICH IT HAS OUTSTANDING OPTIONS POSITIONS TO LESS THAN 70% ON AN ONGOING BASIS. UNDER THE "STRADDLE RULES," "OFFSETTING POSITIONS WITH RESPECT TO PERSONAL PROPERTY" GENERALLY ARE CONSIDERED TO BE STRADDLES. IN GENERAL, INVESTMENT POSITIONS WILL BE OFFSETTING IF THERE IS A SUBSTANTIAL DIMINUTION IN THE RISK OF LOSS FROM HOLDING ONE POSITION BY REASON OF HOLDING ONE OR MORE OTHER POSITIONS. THE FUND EXPECTS THAT THE INDEX CALL OPTIONS IT WRITES WILL NOT BE CONSIDERED STRADDLES BECAUSE ITS STOCK HOLDINGS WILL BE SUFFICIENTLY DISSIMILAR FROM THE COMPONENTS OF THE INDICES ON WHICH IT HAS OPEN CALL OPTIONS POSITIONS UNDER APPLICABLE GUIDANCE ESTABLISHED BY THE INTERNAL REVENUE SERVICE (THE "IRS"). UNDER CERTAIN CIRCUMSTANCES, HOWEVER, THE FUND MAY ENTER INTO OPTIONS TRANSACTIONS OR CERTAIN OTHER INVESTMENTS THAT MAY CONSTITUTE POSITIONS IN A STRADDLE."

SUMMARY

The Fund

COMMENT 6: Is the Fund's policy of selling on a continuous basis call options on broad-based stock indices a fundamental policy? If not, will the Fund provide shareholders at

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least 60 days notice of any change in this policy? Please disclose the extent to which the Fund will write call options, either in dollar amount, or as a percentage of assets.

RESPONSE 6: The Fund's policy of selling on a continuous basis call options on broad-based stock indices is not a fundamental policy. As noted in response to Comment 4 above, the Fund may only change its 80% policy with respect to investing in dividend paying stocks and writing options following 60 days prior written notice to shareholders. In response to the last portion of this comment, the following statement in Pre-Effective Amendment No. 1 has been added in both the body and the summary of the prospectus concerning the extent to which the Fund may write covered call options:

              "ALTHOUGH THE FUND GENERALLY AND INITIALLY EXPECTS TO WRITE STOCK INDEX CALL OPTIONS WITH RESPECT TO ONLY A PORTION OF ITS COMMON STOCK PORTFOLIO VALUE, THE FUND MAY IN MARKET CIRCUMSTANCES DEEMED APPROPRIATE BY THE ADVISER WRITE COVERED INDEX CALL OPTIONS ON UP TO 100% OF ITS ASSETS."

COMMENT 7: Does the Fund have an opinion of tax counsel? If so, please file as an exhibit to the registration statement.

RESPONSE 7: The Fund notes that an identical comment was made by the Staff with respect to recent offerings of the Eaton Vance Tax-Managed Buy-Write Opportunities Fund and the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund and the Fund's response is identical to the response provided by the Eaton Vance Tax-Managed Buy-Write Opportunities Fund and the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund in those offerings. In connection with the offering of the Eaton Vance Tax-Managed Buy-Write Income Fund, Eaton Vance received an opinion of special tax counsel with respect to substantially identical issues presented by the Fund relating to the characterization of index call options as Section 1256 contracts under the Internal Revenue Code. Such counsel has subsequently advised Eaton Vance that it is not aware of any intervening changes in the laws or regulations relating to these issues. The Fund notes that the tax counsel who prepared such opinion has not authorized the dissemination to other parties or the public filing of such opinion. In view of the absence of changes in applicable laws and regulations and in order to avoid unnecessary expense, the Fund does not intend to obtain an additional tax opinion with respect to the offering of the Fund.

Investment Objectives and Policies

COMMENT 8: Please summarize the criteria the Adviser and Sub-Adviser will use to select stocks for the Fund's portfolio.

RESPONSE 8: In response to the Staff's comment, the Fund notes that the following statement was included in the initial Registration Statement at the end of the second paragraph under the heading "Investment Selection Strategies" in the summary and in the body of the prospectus under "Investment Objectives, Policies and Risks--Primary Investment Policies--Investment Strategy". The Fund believes that the existing disclosure responds to the Staff's comment:

              "INVESTMENT DECISIONS ARE MADE PRIMARILY ON THE BASIS OF FUNDAMENTAL RESEARCH, WHICH INVOLVES CONSIDERATION OF THE VARIOUS COMPANY-SPECIFIC AND GENERAL BUSINESS, ECONOMIC AND MARKET FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF INDIVIDUAL COMPANIES

              AND EQUITY INVESTMENTS THEREIN. THE
              ADVISER WILL ALSO CONSIDER A VARIETY OF OTHER FACTORS IN CONSTRUCTING AND MAINTAINING THE FUND'S STOCK PORTFOLIO, INCLUDING, BUT NOT LIMITED TO, STOCK DIVIDEND YIELDS AND PAYMENT SCHEDULES, OVERLAP BETWEEN THE FUND'S STOCK HOLDINGS AND THE INDICES ON WHICH IT HAS OUTSTANDING OPTIONS POSITIONS, REALIZATION OF TAX LOSS HARVESTING OPPORTUNITIES AND OTHER TAX MANAGEMENT CONSIDERATIONS."

COMMENT 9: Please state the market capitalization range for the S&P MidCap 400 as of November 30, 2005.

RESPONSE 9: The Fund has revised the date as of which the market capitalization is disclosed to reflect the Fund's requested effectiveness in November 2006 and points the Staff's attention to the last sentence in the fourth paragraph under the heading "Investment Objectives and Strategies" in the summary and in the second paragraph under "Investment Objectives, Policies and Risks--Primary Investment Policies" which reads as follows: "AS OF SEPTEMBER 30, 2006, THE MEDIAN MARKET CAPITALIZATION OF COMPANIES IN THE S&P MIDCAP 400 WAS APPROXIMATELY $ 2.55 BILLION."

Distributions

COMMENT 10: The disclosure indicates the Fund will make regular quarterly distributions which may include return of capital. Will the Fund be reporting its distribution yield? If so, please confirm that the Fund will not include return of capital in its reported distribution yield. If the Fund cannot state definitively the portion of the distribution that will be characterized as a return of capital, it must have a process whereby it can reasonably estimate the characteristics of the distribution. The Fund should add disclosure to explain that the yield reported excludes the portion of return of capital distributions, the calculation is an estimate and the return of capital portion of the distribution yield will be finalized at the end of the tax year.

RESPONSE 10: The Fund does not currently intend to report a distribution yield. To the extent that the Fund in the future determines to report distribution yield, the Fund will not include return of capital in such reported yield. If the Fund at some future time determines to report distribution yield and cannot state definitively the portion of the distribution that will be characterized as a return of capital, it will establish a process whereby it seeks to reasonably estimate the characteristics of the distribution. In such case, the Fund also will provide disclosure explaining that the yield reported excludes the portion of return of capital distributions, the calculation is an estimate and the return of capital portion of the distribution yield will be finalized at the end of the tax year.

Investment Strategy

COMMENT 11: Please disclose the "long-term historical average of stock market returns" referenced in the definition of "moderately rising equity market conditions."

RESPONSE 11: The Fund notes that substantially identical disclosure was added in response to similar Staff comments made in connection with past offerings of Eaton Vance closed-end funds. As in those cases, the Fund believes that this disclosure effectively captures the general sense of the different types of market circumstances intended to be conveyed and does not believe that is necessary or helpful to attempt to precisely define this concept.

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SUMMARY OF FUND EXPENSES

COMMENT 12: Please move the footnotes to the fee table from their present location and insert them after the Example.

RESPONSE 12: In response to this comment, all footnotes have been moved to appear after the Example in Pre-Effective Amendment No. 1.

COMMENT 13: The fee table discloses management fees as a percentage of net assets, yet the disclosure pertaining to the Fund's adviser discloses management fees as a percentage of gross assets. Please correct or explain this inconsistency.

RESPONSE 13: The presentation of this information is identical to the presentation used in the prior Eaton Vance closed-end fund deals. Net assets as used in the Fee Table do not reflect the use of leverage, as the Fund has no present intention to use leverage. Gross assets as used under the section "Management of the Fund" contemplates that should leverage be used (either in the form of preferred shares or borrowings) the management fee would include the use of such leverage. In the event leverage is not used gross assets and net assets are identical.

COMMENT 14: Please revise the explanatory paragraph following the footnotes to the fee table to clarify that the other expenses shown in the fee table are based on estimated amounts.

RESPONSE 14: In response to the Staff's comment, the Fund has revised the first sentence in the subject paragraph to read: "THE OTHER EXPENSES, AND CORRESPONDINGLY THE TOTAL ANNUAL EXPENSES, SHOWN IN THE TABLE ARE BASED ON ESTIMATED AMOUNTS..."

COMMENT 15: Is 12,500,000 the maximum number of common shares in the Fund's offering?

RESPONSE 15: The 12,500,00 shares (or $250,000,000) is an estimate of the anticipated offering size for purposes of calculating the estimated expenses in connection with the offering as set forth in the fee table. The offering may be greater or less than the 12,500,000 shares. Such estimates have been similarly used in all past Eaton Vance and most closed-end fund initial public offerings.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

COMMENT 16: The disclosure indicates the Fund will use a variety of investment techniques. Please include disclosure of the tax effects of using each technique.

RESPONSE 16: The Fund notes that the Staff made substantially identical comments in connection with the recent offerings of Eaton Vance Tax-Managed Buy-Write Opportunities Fund and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund. The below disclosure was developed and refined in response to these comments and the Fund believes is fully responsive to the current comment as well. The disclosure was set forth in the initial registration statement under the heading "Investment Objectives, Policies and Risks--Primary Investment Policies--Tax-Managed Investing" sections of the body of the prospectus.

              "TAX-MANAGED INVESTING. TAXES ARE A MAJOR INFLUENCE
              ON THE NET AFTER-TAX RETURNS THAT INVESTORS RECEIVE
              ON THEIR TAXABLE INVESTMENTS. THERE ARE FIVE
              POTENTIAL SOURCES OF RETURNS FOR A

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              COMMON SHAREHOLDER: (1) APPRECIATION OR DEPRECIATION
              IN THE VALUE OF THE COMMON SHARES; (2) DISTRIBUTIONS OF QUALIFIED DIVIDEND INCOME; (3) DISTRIBUTIONS OF OTHER INVESTMENT INCOME AND NET SHORT-TERM CAPITAL GAINS; (4) DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS (AND LONG-TERM CAPITAL GAINS RETAINED BY THE FUND); AND (5) DISTRIBUTIONS OF RETURN OF CAPITAL. THESE DIFFERENT SOURCES OF INVESTMENT RETURNS ARE SUBJECT TO WIDELY VARYING FEDERAL INCOME TAX TREATMENT. DISTRIBUTIONS OF OTHER INVESTMENT INCOME (I.E., NON-QUALIFIED DIVIDEND INCOME) AND NET REALIZED SHORT-TERM GAINS ARE TAXED CURRENTLY AS ORDINARY INCOME, AT RATES AS HIGH AS 35%. DISTRIBUTIONS OF QUALIFIED DIVIDEND INCOME AND NET REALIZED LONG-TERM GAINS (WHETHER DISTRIBUTED OR RETAINED BY THE FUND) ARE TAXED CURRENTLY AT RATES UP TO 15% FOR INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS (PROVIDED IN THE CASE OF QUALIFIED DIVIDEND INCOME THAT CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS ARE MET). GENERALLY, RETURN FROM UNREALIZED APPRECIATION AND DEPRECIATION IN THE VALUE OF COMMON SHARES AND DISTRIBUTIONS CHARACTERIZED AS RETURN OF CAPITAL ARE NOT TAXABLE UNTIL THE COMMON SHAREHOLDER SELLS HIS OR HER COMMON SHARES. UPON SALE, A CAPITAL GAIN OR LOSS EQUAL TO THE DIFFERENCE BETWEEN THE AMOUNT REALIZED ON THE SALE AND THE COMMON SHAREHOLDER'S ADJUSTED TAX BASIS IS REALIZED.
              CAPITAL GAIN IS CONSIDERED LONG-TERM AND IS TAXED AT RATES UP TO 15% FOR INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS IF THE COMMON SHAREHOLDER HAS HELD HIS OR HER SHARES MORE THAN ONE YEAR.
              OTHERWISE, CAPITAL GAIN IS CONSIDERED SHORT-TERM AND IS TAXED AT RATES UP TO 35%. THE AFTER-TAX RETURNS ACHIEVED BY A COMMON SHAREHOLDER WILL BE SUBSTANTIALLY INFLUENCED BY THE MIX OF DIFFERENT TYPES OF RETURNS SUBJECT TO VARYING FEDERAL INCOME TAX TREATMENT.

              IN IMPLEMENTING THE FUND'S INVESTMENT STRATEGY, THE ADVISER INTENDS TO EMPLOY A VARIETY OF TECHNIQUES AND STRATEGIES DESIGNED TO MINIMIZE AND DEFER THE FEDERAL INCOME TAXES INCURRED BY COMMON SHAREHOLDERS IN CONNECTION WITH THEIR INVESTMENT IN THE FUND. THESE INCLUDE: (1) INVESTING IN STOCKS THAT PAY DIVIDENDS THAT QUALIFY FOR FEDERAL INCOME TAXATION AT RATES APPLICABLE TO LONG-TERM CAPITAL GAINS AND COMPLYING WITH THE HOLDING PERIOD AND OTHER REQUIREMENTS FOR FAVORABLE TAX TREATMENT; (2) SELLING INDEX CALL OPTIONS THAT QUALIFY FOR TREATMENT AS "SECTION 1256 CONTRACTS" AS DEFINED IN THE CODE, ON WHICH CAPITAL GAINS AND LOSSES ARE GENERALLY TREATED AS 60% LONG-TERM AND 40% SHORT-TERM, REGARDLESS OF HOLDING PERIOD; (3) LIMITING THE OVERLAP BETWEEN THE FUND'S STOCK HOLDINGS (AND ANY SUBSET THEREOF) AND EACH INDEX ON WHICH IT HAS OUTSTANDING OPTIONS POSITIONS TO LESS THAN 70% ON AN ONGOING BASIS SO THAT THE FUND'S STOCK HOLDINGS AND INDEX CALL OPTIONS ARE NOT SUBJECT TO THE "STRADDLE RULES;" (4) ENGAGING IN A SYSTEMATIC PROGRAM OF TAX-LOSS HARVESTING IN THE FUND'S STOCK PORTFOLIO, PERIODICALLY SELLING STOCK POSITIONS

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              THAT HAVE DEPRECIATED IN VALUE TO REALIZE
              CAPITAL LOSSES THAT CAN BE USED TO OFFSET CAPITAL GAINS REALIZED BY THE FUND; AND (5) MANAGING THE SALE OF APPRECIATED STOCK POSITIONS SO AS TO MINIMIZE THE FUND'S NET REALIZED SHORT-TERM CAPITAL GAINS IN EXCESS OF NET REALIZED LONG-TERM CAPITAL LOSSES. WHEN AN APPRECIATED SECURITY IS SOLD, THE FUND INTENDS TO SELECT FOR SALE THE SHARE LOTS RESULTING IN THE MOST FAVORABLE TAX TREATMENT, GENERALLY THOSE WITH HOLDING PERIODS SUFFICIENT TO QUALIFY FOR LONG-TERM CAPITAL GAINS TREATMENT THAT HAVE THE HIGHEST COST BASIS.

              THE FUND INTENDS TO EMPHASIZE INVESTMENTS IN STOCKS THAT PAY DIVIDENDS THAT QUALIFY FOR FEDERAL INCOME TAXATION AT RATES APPLICABLE TO LONG-TERM CAPITAL GAINS. UNDER FEDERAL INCOME TAX LAW ENACTED IN 2003, THE QUALIFIED DIVIDEND INCOME OF INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS IS TAXED AT LONG-TERM CAPITAL GAIN TAX RATES IF CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS ARE MET. QUALIFIED DIVIDENDS ARE DIVIDENDS FROM DOMESTIC CORPORATIONS AND DIVIDENDS FROM FOREIGN CORPORATIONS THAT MEET CERTAIN SPECIFIED CRITERIA. THE FUND GENERALLY CAN PASS THE TAX TREATMENT OF QUALIFIED DIVIDEND INCOME IT RECEIVES THROUGH TO COMMON SHAREHOLDERS. FOR DIVIDENDS THE FUND RECEIVES TO QUALIFY FOR TAX-ADVANTAGED TREATMENT, THE FUND MUST HOLD STOCK PAYING QUALIFIED DIVIDENDS FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD BEGINNING 60 DAYS BEFORE THE EX-DIVIDEND DATE (OR MORE THAN 90 DAYS DURING THE ASSOCIATED 181-DAY PERIOD, IN THE CASE OF CERTAIN PREFERRED STOCKS). IN ADDITION, THE FUND CANNOT BE OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO A SHORT SALE OR OTHERWISE) WITH RESPECT TO POSITIONS IN ANY SECURITY THAT IS SUBSTANTIALLY SIMILAR OR RELATED PROPERTY WITH RESPECT TO SUCH STOCK. SIMILAR PROVISIONS APPLY TO EACH COMMON SHAREHOLDER'S INVESTMENT IN THE FUND. IN ORDER FOR QUALIFIED DIVIDEND INCOME PAID BY THE FUND TO A COMMON SHAREHOLDER TO BE TAXABLE AT LONG-TERM CAPITAL GAINS RATES, THE COMMON SHAREHOLDER MUST HOLD HIS OR HER FUND SHARES FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD SURROUNDING THE EX-DIVIDEND DATE. THE PROVISIONS OF THE CODE APPLICABLE TO QUALIFIED DIVIDEND INCOME ARE EFFECTIVE THROUGH 2010. THEREAFTER, QUALIFIED DIVIDEND INCOME WILL BE SUBJECT TO TAX AT ORDINARY INCOME RATES UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN. THE FUND'S INVESTMENT PROGRAM AND THE TAX TREATMENT OF FUND DISTRIBUTIONS MAY BE AFFECTED BY IRS INTERPRETATIONS OF THE CODE AND FUTURE CHANGES IN TAX LAWS AND REGULATIONS, INCLUDING CHANGES RESULTING FROM THE "SUNSET" PROVISIONS DESCRIBED ABOVE THAT WOULD HAVE THE EFFECT OF REPEALING THE FAVORABLE TREATMENT OF QUALIFIED DIVIDEND INCOME AND REIMPOSING THE HIGHER TAX RATES APPLICABLE TO ORDINARY INCOME IN 2011 UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN.

              THE FUND WILL SEEK TO ENHANCE THE LEVEL OF
              TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BY ENGAGING IN DIVIDEND CAPTURE TRADING. IN A DIVIDEND CAPTURE TRADE, THE FUND SELLS A STOCK ON OR SHORTLY AFTER THE STOCK'S EX-DIVIDEND DATE AND USES THE SALE PROCEEDS TO PURCHASE ONE OR MORE OTHER STOCKS THAT ARE EXPECTED TO PAY DIVIDENDS BEFORE THE NEXT DIVIDEND PAYMENT ON THE STOCK BEING SOLD. THROUGH THIS PRACTICE, THE FUND MAY RECEIVE MORE DIVIDEND PAYMENTS OVER A GIVEN TIME PERIOD THAN IF IT HELD A SINGLE STOCK. IN ORDER FOR DIVIDENDS RECEIVED BY THE FUND TO QUALIFY FOR FAVORABLE TAX TREATMENT, THE FUND MUST COMPLY WITH THE HOLDING PERIOD AND OTHER REQUIREMENTS SET FORTH IN THE PRECEDING PARAGRAPH. BY COMPLYING WITH APPLICABLE HOLDING PERIOD AND OTHER REQUIREMENTS WHILE ENGAGING IN DIVIDEND CAPTURE TRADING, THE FUND MAY BE ABLE TO ENHANCE THE LEVEL OF TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BECAUSE IT WILL RECEIVE MORE DIVIDEND PAYMENTS QUALIFYING FOR FAVORABLE TREATMENT DURING THE SAME TIME PERIOD THAN IF IT SIMPLY HELD ITS PORTFOLIO STOCKS. THE USE OF DIVIDEND CAPTURE TRADING STRATEGIES WILL EXPOSE THE FUND TO INCREASED TRADING COSTS AND POTENTIALLY HIGHER SHORT-TERM GAIN OR LOSS.

              OPTIONS ON BROAD-BASED EQUITY INDICES THAT TRADE ON A NATIONAL SECURITIES EXCHANGE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR A DOMESTIC BOARD OF TRADE DESIGNATED AS A CONTRACT MARKET BY THE COMMODITY FUTURES TRADING COMMISSION GENERALLY WILL QUALIFY FOR TREATMENT AS "SECTION 1256 CONTRACTS." OPTIONS ON BROAD-BASED EQUITY INDICES THAT TRADE ON OTHER EXCHANGES, BOARDS OF TRADE OR MARKETS DESIGNATED BY THE UNITED STATES SECRETARY OF TREASURY ALSO QUALIFY FOR TREATMENT AS "SECTION 1256 CONTRACTS." BECAUSE ONLY A SMALL NUMBER OF EXCHANGES, BOARDS AND MARKETS OUTSIDE THE UNITED STATES HAVE TO DATE RECEIVED THE NECESSARY DESIGNATION, MOST FOREIGN-TRADED STOCK INDEX OPTIONS DO NOT CURRENTLY QUALIFY FOR TREATMENT AS "SECTION 1256 CONTRACTS." TO THE EXTENT THAT THE FUND WRITES OPTIONS ON INDICES BASED UPON FOREIGN STOCKS, THE FUND GENERALLY INTENDS TO SELL OPTIONS ON BROAD-BASED FOREIGN COUNTRY AND/OR REGIONAL STOCK INDICES THAT ARE LISTED FOR TRADING IN THE UNITED STATES OR WHICH OTHERWISE QUALIFY AS "SECTION 1256 CONTRACTS." OPTIONS ON FOREIGN INDICES THAT ARE LISTED FOR TRADING IN THE UNITED STATES OR WHICH OTHERWISE QUALIFY AS "SECTION 1256 CONTRACTS" MAY TRADE IN SUBSTANTIALLY LOWER VOLUMES AND WITH SUBSTANTIALLY WIDER BID-ASK SPREADS THAN OTHER OPTIONS CONTRACTS ON THE SAME OR SIMILAR INDICES THAT TRADE ON OTHER MARKETS OUTSIDE THE UNITED STATES. TO IMPLEMENT ITS OPTIONS PROGRAM MOST EFFECTIVELY, THE FUND MAY SELL INDEX OPTIONS THAT DO NOT QUALIFY AS "SECTION 1256 CONTRACTS." GAIN OR LOSS ON INDEX OPTIONS NOT QUALIFYING AS "SECTION 1256 CONTRACTS" WOULD BE REALIZED UPON DISPOSITION,

              LAPSE OR SETTLEMENT OF THE POSITIONS, AND WOULD BE
              TREATED AS SHORT-TERM GAIN OR LOSS.

              TO SEEK TO PROTECT AGAINST PRICE DECLINES IN
              SECURITIES HOLDINGS WITH LARGE ACCUMULATED GAINS, THE FUND MAY USE VARIOUS HEDGING TECHNIQUES (SUCH AS THE SALE OF FUTURES CONTRACTS ON STOCKS AND STOCK INDICES AND OPTIONS THEREON, EQUITY SWAPS, COVERED SHORT SALES, AND FORWARD SALES OF STOCKS). BY USING THESE TECHNIQUES RATHER THAN SELLING APPRECIATED SECURITIES, THE FUND CAN, WITHIN CERTAIN LIMITATIONS, REDUCE ITS EXPOSURE TO PRICE DECLINES IN THE SECURITIES WITHOUT CURRENTLY REALIZING SUBSTANTIAL CAPITAL GAINS UNDER CURRENT FEDERAL TAX LAW. DERIVATIVE INSTRUMENTS MAY ALSO BE USED BY THE FUND TO ENHANCE RETURNS OR AS A SUBSTITUTE FOR THE PURCHASE OR SALE OF SECURITIES. AS A GENERAL MATTER, DIVIDENDS RECEIVED ON HEDGED STOCK POSITIONS ARE CHARACTERIZED AS ORDINARY INCOME AND ARE NOT ELIGIBLE FOR FAVORABLE TAX TREATMENT. DIVIDENDS RECEIVED ON SECURITIES WITH RESPECT TO WHICH THE FUND IS OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO SHORT SALES OR OTHERWISE) WILL BE TREATED AS FULLY TAXABLE ORDINARY INCOME (I.E., INCOME OTHER THAN TAX-ADVANTAGED QUALIFIED DIVIDEND INCOME). IN ADDITION, USE OF DERIVATIVES MAY GIVE RISE TO SHORT-TERM CAPITAL GAINS AND OTHER INCOME THAT WOULD NOT QUALIFY FOR FAVORABLE TAX TREATMENT. AS INDICATED ABOVE, IN ADDITION TO WRITING INDEX CALL OPTIONS, THE FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN DERIVATIVE INSTRUMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES (TO GAIN EXPOSURE TO SECURITIES, SECURITIES MARKETS, MARKETS INDICES AND/OR CURRENCIES CONSISTENT WITH ITS INVESTMENT OBJECTIVES AND POLICIES), PROVIDED THAT NO MORE THAN 10% OF THE FUND'S TOTAL ASSETS MAY BE INVESTED IN SUCH DERIVATIVE INSTRUMENTS ACQUIRED FOR NON-HEDGING PURPOSES. THE LOSS ON DERIVATIVE INSTRUMENTS (OTHER THAN PURCHASED OPTIONS) MAY SUBSTANTIALLY EXCEED AN INVESTMENT IN THESE INSTRUMENTS."

COMMENT 17: Please confirm that the Fund has no intention to use leverage within the first 12 months after this registration statement becomes effective.

RESPONSE 17: Supplementally, the Fund confirms that it has no intention to use leverage during the 12 month period after its registration statement becomes effective. The Fund notes in this regard that the prospectus states in several places that the Fund has no current intention of using leverage.

COMMENT 18: The disclosure indicates the Fund's annual turnover rate may exceed 100%. If the Fund believes the turnover rate will likely exceed 100%, please disclose this.

RESPONSE 18: In response to the Staff's comment this sentence has been revised as follows in Pre-Effective Amendment No. 1. Conforming changes have been made in each place in which this sentence appears.

              "ON AN OVERALL BASIS, THE FUND EXPECTS THAT ITS
              ANNUAL TURNOVER RATE WILL EXCEED 100%."

ILLIQUID SECURITIES

COMMENT 19: Please disclose the likely percentage range of the Fund's investments in illiquid securities.

RESPONSE 19: The Fund notes that the Staff made a substantially identical comment in connection with the recent offerings of the Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund. Similar to those cases, the Fund directs the Staff's attention to the first sentence under the heading "Special Risk Considerations--Liquidity Risk" in the summary and in the body of the prospectus under the headings "Investment Objectives, Policies and Risks--Additional Investment Practices--Illiquid Securities" and "Investment Objectives, Policies and Risks--Additional Investment Practices--Risk Considerations--Liquidity Risk" which reads: "THE FUND MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN SECURITIES FOR WHICH THERE IS NO READILY AVAILABLE TRADING MARKET OR THAT ARE OTHERWISE ILLIQUID." As in the case of Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund, the Fund believes that this statement adequately addresses the Staff's comment. The Fund does not believe it is in a position to accurately predict what more precise amount may be invested in illiquid securities at any particular point in time and is not aware of any requirement under Form N-2 or applicable Staff guidance to provide such a precise estimate in addition to a maximum limit on such investments.

THE ADVISER

COMMENT 20: Please provide the necessary disclosure for the other Eaton Vance investment professionals who comprise the team responsible for managing the Fund's investment program. If the team is greater than five in number, you may limit the disclosure to the five team members most involved in managing the Fund's investment program.

RESPONSE 20: As disclosed in the initial registration statement filing, the two portfolio managers from Eaton Vance are Walter A. Row and Michael A. Allison. Any other supporting Staff members are not considered portfolio managers. In response to the Staff's comments the Fund has amended the disclosure as follows:

              "WALTER A. ROW AND MICHAEL A. ALLISON ARE THE FUND'S PORTFOLIO MANAGERS AND TOGETHER ARE RESPONSIBLE FOR MANAGING THE FUND'S OVERALL INVESTMENT PROGRAM, STRUCTURING AND MANAGING THE FUND'S COMMON STOCK PORTFOLIO, PROVIDING CONSULTATION TO THE SUB-ADVISER AND SUPERVISING THE PERFORMANCE OF THE SUB-ADVISER."

UNDERWRITING

COMMENT 21: The disclosure indicates the Fund has agreed not to offer, sell or register any additional equity securities, other than common shares, for 180 days after the date of the underwriting agreement without the prior written consent of the Representatives. Please advise us in your response letter whether the Fund's Board considered this to be in shareholders' best interest and, if so, why.

RESPONSE 21: The Fund notes that the Staff has made substantially identical comments in connection with other recent offerings of Eaton Vance closed-end funds. As in those cases, the Fund's Board considered this term of the underwriting arrangements in the context of its approval of the entire underwriting agreement. It determined that the overall arrangement was acceptable and in the best interest of the Fund. Although the Board did not make a specific finding that the particular term noted was in shareholder's best interest, we note, however, that such provisions are present in nearly all underwriting agreements for closed-end funds. The purpose of such a provision is to protect the interests of shareholders purchasing shares in the initial offering and during the early period of the development of the secondary market for such shares. In particular, the provision provides some assurance to shareholders purchasing in the initial offering based upon the prospectus that a sufficient period of time will be permitted for a market to develop and mature before the Fund takes an action that potentially could dilute the value of outstanding shares and/or potentially otherwise disrupt the optimal development and functioning of the market for such shares.

COMMENT 22: Did the Fund's Board consider the fee arrangement between the Adviser and qualifying underwriters when approving the Advisory Agreement? Please indicate what services are provided pursuant to a fee agreement. Clarify whether the services are for distribution and therefore subject to the NASD sales load cap. Please file the agreement as an exhibit to the registration statement.

RESPONSE 22:The Fund notes that this comment is substantially identical to that made in connection with the recent offerings of Eaton Vance Tax-Managed Buy-Write Opportunities Fund, Eaton Vance Tax-Managed Buy-Write Income Fund, Eaton Vance Enhanced Equity Income Fund, and Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund. As in those cases, the Fund confirms that its Board did consider all fee arrangements between Eaton Vance Management, as the adviser, and any eligible underwriters in approving the Advisory Agreement.

         The lead underwriter for the offering, Wachovia Securities, will be paid additional compensation in the form of a one time structuring fee payment from Eaton Vance Management and not from the Fund. Other qualifying underwriters may receive from Eaton Vance Management (and not from the Fund) structuring or additional compensation fees. Any such underwriter compensation from Eaton Vance Management is distribution related and underwriters receiving such compensation do not provide non-distribution related services. This disclosure when finalized will contain statements of the total percentages and limits on such compensation. It is not possible to fully calculate and include this information in advance of pricing since the number and names of qualifying underwriters will not be known until that time. The Fund confirms, consistent with the above cited disclosures, that the compensation provided to Wachovia Securities pursuant to the Structuring Fee Agreement and to any qualifying underwriters pursuant to structuring fee or additional compensation agreements are subject to the NASD's sales load cap and in that respect will not exceed such cap imposed.

         The Structuring Fee Agreement with Wachovia Securities and any other structuring fee and/or additional compensation agreements will be filed as Exhibits in Pre-Effective Amendment.

COMMENT 23: Please advise whether the NASD has reviewed and approved the terms of the underwriting agreement.

RESPONSE 23: The Fund confirms that the NASD is reviewing the terms of the underwriting agreement and the Fund expects the NASD to provide final approval of such agreement prior to effectiveness of the Registration Statement.

COMMENT 24: Please include the additional compensation paid to the underwriters by Eaton Vance in the table on the front cover of the prospectus.

RESPONSE 24: In response to the Staff's comment, the Fund notes that such compensation is not payable by the Fund or its common shareholders. Rather it is paid entirely by Eaton Vance. Accordingly, the Fund does not believe that compensation figures should or can properly be reflected in a table designed to show offering expenses borne by common shareholders and the net proceeds to the Fund. However, in response to the Staff's comment information concerning additional underwriter compensation set forth has been added as a new footnote 3 to the table on the front cover of the prospectus:

              "EATON VANCE (NOT THE FUND) HAS AGREED TO PAY FROM ITS OWN ASSETS A STRUCTURING FEE TO EACH OF WACHOVIA CAPITAL MARKETS, LLC, [ ] AND [ ]. [EATON VANCE (NOT THE FUND) MAY PAY CERTAIN QUALIFYING UNDERWRITERS A MARKETING AND STRUCTURING FEE, ADDITIONAL COMPENSATION, OR A SALES INCENTIVE FEE IN CONNECTION WITH THE OFFERING. SEE "UNDERWRITING." EATON VANCE (NOT THE FUND) WILL PAY FOR SERVICES PROVIDED PURSUANT TO AN AGREEMENT BETWEEN AND EATON VANCE AND ANY QUALIFYING UNDERWRITER.] SEE "UNDERWRITING." THE TOTAL COMPENSATION RECEIVED BY THE UNDERWRITERS WILL NOT EXCEED 9.0% OF THE TOTAL PUBLIC OFFERING PRICE OF THE COMMON SHARES OFFERED."

CLOSING

COMMENT 25: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments. Please note that comments we give in one section apply to other sections in the filing that contain the same or similar disclosure.

RESPONSE 25: The Fund understands this comment. All responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

COMMENT 26: Please advise us if you have submitted or expect to submit an exemptive application (in addition to the Section 19 application the Fund has already filed) or no-action request in connection with your registration statement.

RESPONSE 26: As noted in the Staff's comment, in September of 2003, Eaton Vance Qualified Dividend Income Fund filed an application for an exemptive order that would permit it and other thereinafter created Eaton Vance closed-end funds to include long-term capital gains in distributions to shareholders more frequently than otherwise permitted by Section 19(b) of the Investment Company Act of 1940 and the rules thereunder. The Fund may rely on such exemptive relief if granted and it is expected that if action is taken on the exemptive application it will be amended to add the Fund and other subsequently created Eaton Vance closed-end funds as parties. The Fund will not engage in such a distribution policy prior to obtaining the requisite exemptive relief and such relief is not necessary for the Fund to conduct its operations as contemplated by the Registration Statement.

At this time, the Fund does not expect to submit any exemptive application in addition to the Section 19 application filed by Eaton Vance Qualified Dividend Income Fund nor does the Fund intend to file a No-Action Letter request in connection with this offering.

COMMENT 27: Please inform the Staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

RESPONSE 27: The Fund has only omitted certain pricing information from Pre-Effective Amendment No. 2. This includes the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information has been omitted, as it was not known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

COMMENT 28: Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position.

RESPONSE 28: The Fund understands this comment and transmits electronically with this letter the Pre-Effective Amendment No. 2 to the Fund's Registration Statement. Where no change was made in response to a comment, the Fund indicated this fact and stated the basis for its position in this letter.

COMMENT 29: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require for an informed decision. Since the Fund and its management are in possession of all facts to the Fund's disclosure, they are responsible for the accuracy and adequacy of disclosures they have made.

RESPONSE 29: The Fund understands this comment. The Fund is making every effort to provide the information investors require for an informed decision. Furthermore, the Fund understands that it is responsible for the accuracy and adequacy of such disclosures.

DECLARATION OF EFFECTIVENESS

         In connection with the Fund's and the underwriter's request for acceleration of effectiveness of the Registration Statement included in Pre-Effective Amendment No. 2, the Fund will acknowledge in such request that:

1. Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2. The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. The Fund may not assert the Staff's acceleration of effectiveness as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Furthermore, the Fund is aware that the Division of Enforcement has access to all information provided to the Staff of the Division of Investment Management in connection with its review of and the Fund's comments on this and other filings made with respect to the Registration Statement.


ADDITIONAL ORAL COMMENTS RECEIVED ON 11/03/06 FROM MR. DI STEFANO

ORAL COMMENT 1A: With respect to the response to Comment 5 above, please clarify what other investments may constitute positions in a straddle.

RESPONSE 1A: The Fund notes that there is extensive discussion of straddles (as set forth in response 2A below) and how the Fund intends to invest with respect to the straddle rules set forth under the heading "Federal Income Tax Matters." The Fund will add a cross-reference to the tax section in each place this disclosure appears. Supplementally, the Fund notes that the subject disclosure alerts shareholders that while the adviser will attempt to avoid triggering the straddle rules with respect to its index call option transactions as set forth in the response to Comment 5 above there may be instances in which the straddle rules are triggered incidentally by certain other investment techniques used by the Adviser such as swaps and futures transactions among others. We do not believe additional disclosure is necessary in this section given the extensive coverage it receives in the section "Federal Income Tax Matters."

ORAL COMMENT 2A: With respect to the response to Comment 5 above, supplementally, is there a discussion of what the straddle rules are including a citation to such rules in the registration statement?

RESPONSE 2A: Supplementally, we note that there is extensive disclosure in the prospectus under the heading "Federal Income Tax Matters" which discusses in detail straddles. This disclosure is set forth below. We have added in response to your comment a specific reference to the tax code section that governs straddles (see underlined text).

              THE CODE SECTION 1092 CONTAINS SPECIAL RULES THAT APPLY TO "STRADDLES," DEFINED GENERALLY AS THE HOLDING OF "OFFSETTING POSITIONS WITH RESPECT TO PERSONAL PROPERTY." FOR EXAMPLE, THE STRADDLE RULES NORMALLY APPLY WHEN A TAXPAYER HOLDS STOCK AND AN OFFSETTING OPTION WITH RESPECT TO SUCH STOCK OR SUBSTANTIALLY IDENTICAL STOCK OR SECURITIES. IN GENERAL, INVESTMENT POSITIONS WILL BE OFFSETTING IF THERE IS A SUBSTANTIAL DIMINUTION IN THE RISK OF LOSS FROM HOLDING ONE POSITION BY REASON OF HOLDING ONE OR MORE OTHER POSITIONS. THE FUND EXPECTS THAT THE INDEX CALL OPTIONS IT WRITES WILL NOT BE CONSIDERED STRADDLES FOR THIS PURPOSE BECAUSE THE FUND'S PORTFOLIO OF COMMON STOCKS WILL BE SUFFICIENTLY DISSIMILAR

              FROM THE COMPONENTS OF EACH INDEX ON WHICH IT HAS OUTSTANDING OPTIONS POSITIONS UNDER APPLICABLE GUIDANCE ESTABLISHED BY THE IRS. UNDER CERTAIN CIRCUMSTANCES, HOWEVER, THE FUND MAY ENTER INTO OPTIONS TRANSACTIONS OR CERTAIN OTHER INVESTMENTS THAT MAY CONSTITUTE POSITIONS IN A STRADDLE. IF TWO OR MORE POSITIONS CONSTITUTE A STRADDLE, RECOGNITION OF A REALIZED LOSS FROM ONE POSITION MUST GENERALLY BE DEFERRED TO THE EXTENT OF UNRECOGNIZED GAIN IN AN OFFSETTING POSITION. IN ADDITION, LONG-TERM CAPITAL GAIN MAY BE RECHARACTERIZED AS SHORT-TERM CAPITAL GAIN, OR SHORT-TERM CAPITAL LOSS AS LONG-TERM CAPITAL LOSS. INTEREST AND OTHER CARRYING CHARGES ALLOCABLE TO PERSONAL PROPERTY THAT IS PART OF A STRADDLE ARE NOT CURRENTLY DEDUCTIBLE BUT MUST INSTEAD BE CAPITALIZED. SIMILARLY, "WASH SALE" RULES APPLY TO PREVENT THE RECOGNITION OF LOSS BY THE FUND FROM THE DISPOSITION OF STOCK OR SECURITIES AT A LOSS IN A CASE IN WHICH IDENTICAL OR SUBSTANTIALLY IDENTICAL STOCK OR SECURITIES (OR AN OPTION TO ACQUIRE SUCH PROPERTY) IS OR HAS BEEN ACQUIRED WITHIN A PRESCRIBED PERIOD.

              THE CODE ALLOWS A TAXPAYER TO ELECT TO OFFSET GAINS AND LOSSES FROM POSITIONS THAT ARE PART OF A "MIXED STRADDLE." A "MIXED STRADDLE" IS ANY STRADDLE IN WHICH ONE OR MORE BUT NOT ALL POSITIONS ARE "SECTION 1256 CONTRACTS." THE FUND MAY BE ELIGIBLE TO ELECT TO ESTABLISH ONE OR MORE MIXED STRADDLE ACCOUNTS FOR CERTAIN OF ITS MIXED STRADDLE TRADING POSITIONS. THE MIXED STRADDLE ACCOUNT RULES REQUIRE A DAILY "MARKING TO MARKET" OF ALL OPEN POSITIONS IN THE ACCOUNT AND A DAILY NETTING OF GAINS AND LOSSES FROM ALL POSITIONS IN THE ACCOUNT. AT THE END OF A TAXABLE YEAR, THE ANNUAL NET GAINS OR LOSSES FROM THE MIXED STRADDLE ACCOUNT ARE RECOGNIZED FOR TAX PURPOSES. THE NET CAPITAL GAIN OR LOSS IS TREATED AS 60% LONG-TERM AND 40% SHORT-TERM CAPITAL GAIN OR LOSS IF ATTRIBUTABLE TO THE "SECTION 1256 CONTRACT" POSITIONS, OR ALL SHORT-TERM CAPITAL GAIN OR LOSS IF ATTRIBUTABLE TO THE NON-SECTION 1256 CONTRACT POSITIONS.

ORAL COMMENT 3A: With respect to comment 7 above, please affirmatively disclose that the Adviser does not have an opinion of tax counsel for this specific fund.

RESPONSE 3A: The Adviser has not received an opinion of counsel specifically related to the Fund we note however our response to Comment 7 above. The Fund will include the following disclosure in Pre-Effective Amendment No. 2 in response to the Staff's comment as new last sentences under the heading "Federal Income Tax Matters":

              THE FUND HAS NOT RECEIVED A FORMAL OPINION OF TAX COUNSEL. HOWEVER, THE ADVISER PREVIOUSLY RECEIVED AN OPINION FROM SPECIAL TAX COUNSEL WITH RESPECT TO CERTAIN TAX MATTERS PRESENTED BY THE FUND IN CONNECTION WITH THE OFFERING OF ANOTHER SIMILAR CLOSED-END FUND MANAGED BY THE ADVISER AND HAS BEEN INFORMED BY SUCH COUNSEL THAT THERE HAVE NOT BEEN INTERVENING CHANGES IN THE LAW RELATING TO THESE MATTERS.

                                      * * *

The Fund and the Underwriters have filed herein a formal request for acceleration for effectiveness and we will be in contact with you regarding this request. We believe that this submission fully responds to your comments. As indicated above, I will call you shortly to discuss any remaining concerns so that they may be addressed on a timely basis to enable the Fund's Registration Statement to be declared effective Monday November 27, 2006 at 10:00 a.m. Please feel free to call me at any time at 617-261-3246. In my absence, please address any question or concerns to Mark Goshko at 617-261-3163.

         As always, your cooperation is most appreciated.

                                                             Sincerely,

                                                             /s/Clair E. Pagnano
                                                             -------------------
                                                             Clair E. Pagnano

Enclosures

cc:  Richard Pfordte
           Securities and Exchange Commission, Division of Investment Management Frederick Marius
           Eaton Vance Management
        Mark P. Goshko
           Kirkpatrick & Lockhart Nicholson Graham LLP